Operating Assets and Liabilities - Summary of Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equipment
Balance, at beginning of the period	$ 268,000
Depreciation charge for the year	227,000	$ 109,000	$ 37,000
Impairment	0
Balance, at end of the period	12,000	268,000
Cost
Equipment
Balance, at beginning of the period	414,000	401,000
Additions	3,000	31,000
Disposals	(363,000)	(3,000)
Exchange differences	12,000	(15,000)
Balance, at end of the period	66,000	414,000	401,000
Accumulated Depreciation
Equipment
Balance, at beginning of the period	(146,000)	(49,000)
Depreciation charge for the year	(19,000)	(109,000)
Disposals	363,000	3,000
Impairment	(208,000)
Exchange differences	(44,000)	9,000
Balance, at end of the period	$ (54,000)	$ (146,000)	$ (49,000)